Debt	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt

Total debt of the Company, excluding film obligations and production loans, was as follows as of March 31, 2018 and March 31, 2017:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Corporate debt:
Revolving credit facility	$—	$—
Term Loan A(1)	750.0	987.5
Term Loan B(1)	1,250.0	1,600.0
5.875% Senior Notes	520.0	520.0
Total corporate debt	2,520.0	3,107.5
Convertible senior subordinated notes(2)	60.0	60.0
Capital lease obligations	50.5	57.7
Total debt	2,630.5	3,225.2
Unamortized discount and debt issuance costs, net of fair value adjustment on capital lease obligations	(73.1)	(100.3)
Total debt, net	2,557.4	3,124.9
Less current portion	(79.1)	(77.9)
Non-current portion of debt	$2,478.3	$3,047.0

______________

(1)	As of March 31, 2017, amounts were outstanding under the Previous Term Loan A and Previous Term Loan B, as defined below under the "Debt Transactions" section.

(2)
Represents 1.25% convertible senior subordinated notes due April 2018 (the "April 2013 1.25% Notes"), which were convertible, at any time, into the number of common shares of the Company determined by the principal amount being converted divided by the conversion price, subject to adjustment in certain circumstances, including upon the issuance of dividends (conversion price of $29.09 per share of Class A voting shares and $29.08 per share of Class B non-voting shares at March 31, 2018). All of the April 2013 1.25% Notes were subsequently repaid in April 2018 (see Note 22).

The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2018:

	Maturity Date	Year Ended March 31,
Debt Type		2019	2020	2021	2022	2023	Thereafter	Total
		(Amounts in millions)
Revolving Credit Facility	March 2023	$—	$—	$—	$—	$—	$—	$—
Term Loan A	March 2023	—	37.5	52.5	75.0	585.0	—	750.0
Term Loan B	March 2025	12.5	12.5	12.5	12.5	12.5	1,187.5	1,250.0
5.875% Senior Notes	November 2024	—	—	—	—	—	520.0	520.0
Capital lease obligations	Various	5.2	3.0	3.0	0.9	0.9	37.5	50.5
April 2013 1.25% Notes	April 2018	60.0	—	—	—	—	—	60.0
		$77.7	$53.0	$68.0	$88.4	$598.4	$1,745.0	2,630.5
Less aggregate unamortized discount & debt issuance costs, net of fair value adjustment on capital lease obligations								(73.1)
								$2,557.4

Senior Credit Facilities (Revolving Credit Facility, Term Loan A and Term Loan B)
Revolving Credit Facility Availability of Funds & Commitment Fee. The revolving credit facility provides for borrowings and letters of credit up to an aggregate of $1.5 billion, and at March 31, 2018 there was $1.5 billion available. However, borrowing levels are subject to certain financial covenants as discussed below. There were no letters of credit outstanding at March 31, 2018. The Company is required to pay a quarterly commitment fee on the Revolving Credit Facility of 0.250% to 0.375% per annum, depending on the achievement of certain leverage ratios, as defined in the Amended Credit Agreement, on the total Revolving Credit Facility of $1.5 billion less the amount drawn.
Maturity Date:
•Revolving Credit Facility & Term Loan A: March 22, 2023.
•Term Loan B: March 24, 2025.
Interest:

•
Revolving Credit Facility & Term Loan A: Initially bear interest at a rate per annum equal to LIBOR plus 1.75% (or an alternative base rate plus 0.75%) margin, with a LIBOR floor of zero. The margin is subject to potential increases of up to 50 basis points (two (2) increases of 25 basis points each) upon certain increases to net first lien leverage ratios, as defined in the Amended Credit Agreement (effective interest rate of 3.63% as of March 31, 2018).

•
Term Loan B: As of March 22, 2018, pursuant to the Amended Credit Agreement described below, the Term Loan B bears interest at a rate per annum equal to LIBOR plus 2.25% margin, with a LIBOR floor of zero (or an alternative base rate plus 1.25% margin) (effective interest rate of 4.13% as of March 31, 2018).

Required Principal Payments:

•
Term Loan A: Quarterly principal payments beginning the last day of the first full fiscal quarter ending after March 22, 2018, at quarterly rates of 0.00% for the first year, 1.25% for the second year, 1.75% for the third year, and 2.50% for the fourth and fifth years, with the balance payable at maturity.

•	Term Loan B: Quarterly principal payments beginning the last day of the first full fiscal quarter ending after March 22, 2018, at a quarterly rate of 0.25%, with the balance payable at maturity.
The Term Loan A and Term Loan B also require mandatory prepayments in connection with certain asset sales, subject to certain significant exceptions, and the Term Loan B is subject to additional mandatory repayment from specified percentages of excess cash flow, as defined in the Amended Credit Agreement.
Optional Prepayment:

•	Revolving Credit Facility & Term Loan A: The Company may voluntarily prepay the Revolving Credit Facility and Term Loan A at any time without premium or penalty.

•
Term Loan B: The Company may voluntarily prepay the Term Loan B at any time, provided that if prepaid in connection with a Repricing Transaction (as defined in the Amended Credit Agreement) on or before six months after December 11, 2017, the Company shall pay to lenders a prepayment premium of 1.0% of the loans prepaid.

Security. The Senior Credit Facilities are guaranteed by the Guarantors (as defined in the Amended Credit Agreement) and are secured by a security interest in substantially all of the assets of Lionsgate and the Guarantors (as defined in the Amended Credit Agreement), subject to certain exceptions.
Covenants. The Senior Credit Facilities contain representations and warranties, events of default and affirmative and negative covenants that are customary for similar financings and which include, among other things and subject to certain significant exceptions, restrictions on the ability to declare or pay dividends, create liens, incur additional indebtedness, make investments, dispose of assets and merge or consolidate with any other person. At March 31, 2018, the capacity to pay dividends under the Senior Credit Facilities significantly exceeded the amount of the Company's retained earnings or net income, and therefore the Company's net income of $468.1 million and retained earnings of $516.6 million were deemed free of restrictions at March 31, 2018.
In addition, a net first lien leverage maintenance covenant and an interest coverage ratio maintenance covenant apply to the Revolving Credit Facility and the Term Loan A and are tested quarterly. As of March 31, 2018, the Company was in compliance with all applicable covenants.
Change in Control. The Company may also be subject to an event of default upon a change in control (as defined in the Credit Agreement) which, among other things, includes a person or group acquiring ownership or control in excess of 50% of the Company’s common shares.

5.875% Senior Notes

Interest. Bears interest at 5.875% annually.

Maturity Date. November 1, 2024.

Optional Redemption:

(i)
Prior to November 1, 2019, the 5.875% Senior Notes are redeemable under certain circumstances (as defined in the indenture governing the 5.875% Senior Notes), in whole at any time or in part from time to time, at a price equal to 100% of the principal amount, plus the Applicable Premium (as defined in the indenture governing the 5.875% Senior Notes). The Applicable Premium is the greater of (i) 1.0% of the principal amount redeemed and (ii) the excess of the present value of the redemption amount at November 1, 2019 (see below) of the notes redeemed plus interest through the redemption date (discounted at the treasury rate on the redemption date plus 50 basis points) over the principal amount of the notes redeemed on the redemption date.

(ii)
On and after November 1, 2019, redeemable by the Company, in whole or in part, at the redemption prices set forth as follows (as a percentage of the principal amount redeemed), plus accrued and unpaid interest to the redemption date: (i) on or after November 1, 2019 - 104.406%; (ii) on or after November 1, 2020 - 102.938%; (iii) on or after November 1, 2021 - 101.439%; and (iv) on or after November 1, 2022 - 100%.

Security. The 5.875% Senior Notes are guaranteed on an unsubordinated, unsecured basis.

Covenants. The 5.875% Senior Notes contain certain restrictions and covenants that, subject to certain exceptions, limit the Company’s ability to incur additional indebtedness, pay dividends or repurchase the Company’s common shares, make certain loans or investments, and sell or otherwise dispose of certain assets subject to certain conditions, among other limitations. At March 31, 2018, the capacity to pay dividends under the 5.875% Senior Notes significantly exceeded the amount of the Company's retained earnings or net income, and therefore the Company's net income of $468.1 million and retained earnings of $516.6 million were deemed free of restrictions at March 31, 2018. As of March 31, 2018, the Company was in compliance with all applicable covenants.
Change in Control. The occurrence of a change of control will be a triggering event requiring the Company to offer to purchase from holders all of the 5.875% Senior Notes, at a price equal to 101% of the principal amount, plus accrued and unpaid interest, if any, to the date of purchase. In addition, certain asset dispositions will be triggering events that may require the Company to use the excess proceeds from such dispositions to make an offer to purchase the 5.875% Senior Notes at 100% of their principal amount, plus accrued and unpaid interest, if any to the date of purchase.

Debt Transactions

Senior Credit Facilities. On December 8, 2016, Lions Gate Entertainment Corp. entered into a credit and guarantee agreement (the "Credit Agreement") which provided for a $1.0 billion five-year revolving credit facility (the "Previous Revolving Credit Facility") (ii) a $1.0 billion five-year term loan A facility (the "Previous Term Loan A") and (iii) a $2.0 billion seven-year term loan B facility (the "Previous Term Loan B"). The Previous Term Loan B was issued at 99.5%.

December 2017 Previous Term Loan B Refinancing. On December 11, 2017, the Company entered into an amendment No. 1 (the "Repricing Amendment") to the Credit Agreement to reduce the interest rate on the Previous Term Loan B. In connection with the Repricing Amendment, the Company prepaid $25.0 million of principal outstanding under the Previous Term Loan B and repriced the remaining $900.0 million of principal then outstanding through the incurrence of a new six-year term loan B-1 facility in aggregate principal amount of $900.0 million (the "Previous Term Loan B-1"). The Previous Term Loan B-1 bore interest, at the Company's option, at a rate per annum equal to LIBOR (subject to a LIBOR floor of 0.75%) plus 2.25% (or an alternative base rate plus 1.25%) margin, which was 0.75% per annum less than the applicable margin under the Previous Term Loan B.

March 2018 Senior Credit Facilities Refinancing. On March 22, 2018, the Company entered into an amendment No. 2 (the "Second Amendment") to the Credit Agreement (as amended by the Repricing Amendment and the Second Amendment, the "Amended Credit Agreement") to refinance its Previous Revolving Credit Facility, Previous Term Loan A and Previous Term Loan B-1. In connection with the Second Amendment, the Company repaid in full the then outstanding principal amounts of $950.0 million under the Previous Term Loan A and $825.0 million under the Previous Term Loan B-1, and terminated all commitments under the Previous Revolving Credit Facility. In addition, the Company incurred a new five-year Term Loan A in aggregate principal amount of $750.0 million (the "Term Loan A"), incurred a new seven-year Term Loan B in aggregate principal amount of $1,250.0 million (the "Term Loan B"), and obtained a new $1.5 billion five-year revolving credit facility (the "Revolving Credit Facility", and together with the Term Loan A and Term Loan B, the "Senior Credit Facilities"). The interest rate under the new Term Loan A and Revolving Credit Facility is LIBOR plus 1.75%. See the "Senior Credit Facilities" section above for interest rate details and required principal payments.

Other Voluntary Prepayments. In addition to the prepayments in connection with the Repricing Amendment and Second Amendment described above, during the years ended March 31, 2018 and 2017, the Company made other voluntary prepayments totaling $740.0 million and $400.0 million, respectively, in principal outstanding under the Previous Term Loan B-1/ Previous Term Loan B, together with accrued and unpaid interest with respect to such principal amounts.

5.875% Senior Notes Exchange. On October 27, 2016, Lions Gate Entertainment Corp. issued $520.0 million aggregate principal amount of 5.875% senior notes due 2024 (the "2016 5.875% Senior Notes"). On March 28, 2018, in connection with a private exchange offer of the $520.0 million aggregate principal amount of its 2016 5.875% Senior Notes, an indirect, wholly owned subsidiary of the Company issued $512.3 million aggregate principal amount of new 5.875% senior notes due 2024 (the "2018 5.875% Senior Notes", and collectively with the 2016 5.875% Senior Notes, the "5.875% Senior Notes"). The new 2018 5.875% Senior Notes were exchanged by the Company for $512.3 million of the 2016 5.875% Senior Notes.

Debt Redemptions and Repayments Associated with the Starz Merger. During the year ended March 31, 2017, the Company used the proceeds of the 2016 5.875% Senior Notes, the Previous Term Loan A, the Previous Term Loan B, and a portion of the Previous Revolving Credit Facility (amounting to $50.0 million) to finance a portion of the consideration and transaction costs for the Starz Merger (see Note 2) and the associated transactions, including (i) the repayment of all amounts outstanding (i.e., $241 million) under Lionsgate's previous $800 million senior revolving credit facility issued in 2012, and such credit agreement was then terminated, (ii) the redemption of Lionsgate's previous $400 million seven-year term loan due March 2022 (the "Term Loan Due 2022"), (iii) the redemption of Lionsgate's $225.0 million outstanding principal amount of the 5.25% Senior Secured Second-Priority Notes due August 2018 (the "5.25% Senior Notes"), (iii) the discharge of Starz's $675.0 million outstanding principal amount of the previous Starz senior notes due September 15, 2019 (the "Starz Senior Notes") that were assumed as part of the Starz Merger, and (iv) the repayment of all amounts outstanding (i.e., $255.0 million) under Starz's existing $1.0 billion revolving credit facility that were assumed as part of the Starz Merger were repaid, and such credit agreement was then terminated.

Accounting for the Debt Redemption and Repayment Transactions:

Revolving Credit Facilities. Any fees paid to creditors or third parties related to the issuance of the new revolving credit facility are capitalized and amortized over the term of the new revolving credit facility. To the extent the borrowing capacity, measured as the amount available under the revolving credit facility multiplied by the remaining term, on a creditor by creditor basis, was more than under the previous revolving credit facility, any prior unamortized debt issuance costs are capitalized and amortized over the term of the new revolving credit facility. To the extent the borrowing capacity on a creditor by creditor basis was less than under the previous credit facility the prior unamortized debt issuance costs were written off as a loss on extinguishment of debt in proportion to the decrease in borrowing capacity under the former revolving credit facility.

Term Loans and Senior Notes. In accounting for each contemporaneous issuance and repayment or redemption transaction discussed above, a portion of the prepayment and issuance was considered a modification of terms with creditors who participated in both the prepaid or redeemed debt and the new issuance, and a portion was considered a debt extinguishment. The previously incurred unamortized deferred financing costs, debt discount, call premiums (if any) and any fees or other amounts paid to creditors, on the prepaid or redeemed debt will be amortized over the life of the new issuance, to the extent the prepayment and issuance was considered a modification of terms, and expensed as a loss on extinguishment of debt to the extent considered an extinguishment. The new debt issuances associated with the existing creditors whose prior loans were prepaid were considered a modification of terms and therefore the new issuance costs associated with such issuances were expensed as a loss on extinguishment of debt. All costs and expenses associated with new creditors are capitalized and amortized over the life of the new issuance. Debt issuance costs and any debt discount are amortized using the effective interest method.

Loss on Extinguishment of Debt. The following tables summarize the accounting for the debt issuance costs incurred and the related loss on extinguishment of debt recorded in the years ended March 31, 2018 and March 31, 2017 associated with the debt transactions discussed above (no loss in the year ended March 31, 2016):

	Year Ended March 31, 2018
	Loss on Extinguishment of Debt	Capitalized & Amortized Over Life of New Issuances	Total
	(Amounts in millions)

New debt issuance costs	$11.0	$11.6	$22.6
Previously incurred debt issuance costs or unamortized discount	24.7
Total	$35.7

	Year Ended March 31, 2017
	Loss on Extinguishment of Debt	Capitalized & Amortized Over Life of New Issuances	Total
	(Amounts in millions)
New debt issuance costs and call premium	$20.6	$115.0	$135.6
Previously incurred debt issuance costs or unamortized discount	19.8
Total	$40.4

Capital Lease Obligations

Capital lease obligations represent lease agreements acquired in the Starz Merger (see Note 2). These obligations include a ten-year commercial lease for a building, with four successive five-year renewal periods at the Company's option, with an imputed annual interest rate of 7.2%, and capital lease arrangements for Starz's transponder capacity that expire from 2019 to 2023 and have imputed annual interest rates ranging from 5.5% to 7.0%.

Interest Expense
The table below sets forth the composition of the Company’s interest expense for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016

Interest expense
Cash interest	$122.9	$86.8	$45.7
Amortization of debt discount and financing costs	14.3	12.9	9.2
	137.2	99.7	54.9
Interest on dissenting shareholders' liability (see Note 2)	56.5	15.5	—
Total interest expense	$193.7	$115.2	$54.9